INCOME TAXES (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The provision (benefit) for income taxes consist of the following, (in thousands):
	Years Ended December 31,
	2022	2021
Provision (benefit) for income taxes
Current
Federal	$—	$—
State	1	1
International	2	1
	$3	$2

Schedule of U.S. and Foreign Components of Loss From Operations Before Income Taxes
U.S. and foreign components of loss from operations before income taxes were as follows (in thousands):
	Years Ended December 31,
	2022	2021
Loss from operations
U.S.	$(11,825)	$(4,979)
Foreign	(1,248)	(769)
	$(13,073)	$(5,748)

Schedule of Effective Income Tax Rate Reconciliation
The Company’s actual provision (benefit) for income taxes from operations differ from the federal expected income tax provision as follows (in thousands):
	December 31, 2022		December 31, 2021
	Amount	Rate	Amount	Rate
U.S. federal income tax provision (benefit) at statutory rate	$(2,754)	21%	$(1,207)	21%
Increase (decrease) in taxes resulting from:
State income tax expense	1	5%	1	—%
Foreign income and losses taxed at different rates	(68)	1%	(51)	1%
Change in valuation allowance	4,122	(32)%	1,620	(28)%
Paycheck protection program forgiveness	—	—%	(165)	3%
Non-deductible or non-taxable items	(1,302)	5%	(194)	3%
Foreign income taxes	2	—%	—	—%
Effect of income tax rate changes on deferred items	2	—%	(2)	—%
Provision (benefit) for income taxes	$3	—%	$2	—%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary difference that give rise to a significant portion of deferred tax assets and tax liabilities for the years ended December 31, 2022 and 2021 are as follows (in thousands):
	Years Ended December 31,
	2022	2021
Deferred tax assets:
Accrued expenses and other liabilities	$376	$76
Net operating loss - US Federal	5,556	2,562
Net operating loss - US State	1,188	594
Net operating loss - Foreign	575	246
Property and equipment, net	8	—
Operating lease liability	198	—
Stock based compensation	215	132
Total gross deferred tax assets	$8,116	$3,610
Less: valuation allowance	(7,506)	(3,385)
Total deferred tax assets	610	225
Deferred tax liabilities:
Prepaid expenses and other assets	$(420)	$(191)
Operating lease right of use asset	(190)	—
Property and equipment, net	—	(34)
Total deferred tax liabilities	(610)	(225)
Net deferred income tax asset (liability)	$—	$—